Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 66,645	$ 213,468
Marketable Securities - short term	22,066
Accounts receivables net of allowance for credit losses of $137 and o thousand as of December 31, 2021 and December 31,2020, respectively.	1,051
Prepaid expenses	3,129	4,788
Other current assets	1,966	1,537
TOTAL CURRENT ASSETS	94,857	219,793
NON-CURRENT ASSETS:
Restricted cash	127	316
Property and equipment, net	37,435	14,020
Operating lease right-of-use asset	1,725	1,359
Marketable Securities - long term	67,845
Intangible assets	101,826
Goodwill	58,298
Other non-current assets	1,057	661
TOTAL NON-CURRENT ASSETS	268,313	16,356
TOTAL ASSETS	363,170	236,149
CURRENT LIABILITIES:
Accounts payable	3,134	435
Accrued expenses	3,611	1,931
Loan from a Government Agency	145
Deferred revenue	247
Contingent short term earnout liability	42,471
Current maturities of operating lease liabilities	881	519
Other current liabilities	2,262	1,595
TOTAL CURRENT LIABILITIES	52,751	4,480
NON-CURRENT LIABILITIES:
Non-current operating lease liabilities	950	923
Long term loan	3,796
Non-current deferred revenue	415
Contingent long-term earnout liability	5,814
Deferred tax liability	7,063
Other long-term liabilities	233
TOTAL NON-CURRENT LIABILITIES	18,271	923
TOTAL LIABILITIES	71,022	5,403
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary Shares, par value NIS 0.01 per share 100,000,000 authorized at December 31, 2021 and December 31 2020, 51,791,441 and 46,100,173 issued and outstanding at September 30, 2021 and December 31, 2020, respectively	149	131
Additional paid-in capital	438,820	315,031
Accumulated other comprehensive deficit	(607)
Accumulated deficit	(146,214)	(84,416)
TOTAL SHAREHOLDERS’ EQUITY	292,148	230,746
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 363,170	$ 236,149